Schedule of Inventory (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finished goods	₪ 62,706	₪ 60,468
Goods in process and dried inflorescence	57,599	45,001
Total inventory	₪ 120,305	₪ 105,469